Corporate Information (Details) - item	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Corporate Information
Number of countries in which the group distributes content	50
Number of pay tv channels	26
Proportion of warrants exercisable for common stock	36.00%	36.00%
Mexico
Corporate Information
Number of cable multiple system operators	5